PRUDENTIAL JENNISON BLEND FUND, INC.

PGIM Jennison Blend Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 5

PGIM Jennison Diversified Growth Fund

PGIM ETF TRUST

PGIM Jennison Focused Growth ETF

PRUDENTIAL INVESTMENT PORTFOLIOS 3

PGIM Jennison Focused Growth Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

PGIM Jennison Growth Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated June 11, 2025

to each Fund’s Currently Effective Summary Prospectus and Prospectus

You should read this Supplement in conjunction with each Fund's Summary Prospectus and Prospectus, as applicable, and retain it for future reference.

Ms. Kathleen A. McCarragher has announced her retirement from Jennison Associates LLC effective on or about June 30, 2026. Ms. McCarragher will no longer serve as a portfolio manager for each of the Funds effective on or about December 31, 2025. Mr. Owuraka Koney, CFA will be added to each Fund’s portfolio management team effective July 1, 2025.

To reflect these changes, each Fund’s Summary Prospectus and Prospectus are hereby revised as follows:

1.Effective immediately, the following footnote will be added following references to Ms. McCarragher:

“*Kathleen A. McCarragher will no longer serve as a portfolio manager for the Fund effective on or about December 31, 2025.”

2.Effective July 1, 2025, the first paragraph of the section of the Prospectus for each of the Funds entitled “How the Fund is Managed – Portfolio Managers,” is revised to include Owuraka Koney, CFA, in the list of portfolio managers that are jointly and primarily responsible for the day-to-day management of each Fund.

3.Effective July 1, 2025, the tables in the section of each Fund’s respective Summary Prospectus and Prospectus entitled “Management of the Fund” are hereby revised by adding the information set forth below with respect to Mr. Koney:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers

PGIM Investments	Jennison	Owuraka Koney,	Managing Director &	July 2025
LLC	Associates LLC	CFA	Portfolio Manager

3.Effective July 1, 2025, the section of each Fund’s respective Prospectus entitled “How the Fund is Managed – Portfolio Managers” is hereby revised by adding the following professional biography for Mr. Koney:

Owuraka Koney, CFA, is a Managing Director, large cap growth portfolio manager and an equity research analyst covering industrials, consumer internet, and media companies. Before joining Jennison in 2007, Mr. Koney was an equity research associate covering the aerospace & defense and small cap media sectors at UBS. Mr. Koney received a BA in economics and political science from Williams College and holds the Chartered Financial Analyst (CFA) designation.

LR1508